Matthews Emerging Markets Small Companies Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.5%

	Shares	Value

CHINA/HONG KONG: 27.7%
Silergy Corp.	925,000	$14,685,844
Full Truck Alliance Co., Ltd. ADR[b]	1,454,497	11,068,722
Airtac International Group	268,431	10,498,172
Hainan Meilan International Airport Co., Ltd. H Shares[b]	3,126,000	7,593,859
Ginlong Technologies Co., Ltd. A Shares[b]	367,406	7,151,716
Zhihu, Inc. ADR[b]	5,241,687	6,656,943
Medlive Technology Co., Ltd.[c,d]	4,805,500	6,638,334
Peijia Medical, Ltd.[b,c,d]	5,106,000	6,392,048
Flat Glass Group Co., Ltd. H Shares	1,859,000	5,317,053
AK Medical Holdings, Ltd.[c,d]	3,816,000	4,466,500
Xtep International Holdings, Ltd.	3,372,500	4,295,407
Tongcheng Travel Holdings, Ltd.[b,d]	1,892,400	4,119,297
Innovent Biologics, Inc.[b,c,d]	770,500	3,456,086
Morimatsu International Holdings Co., Ltd.[b,d]	2,887,000	3,445,160
SITC International Holdings Co., Ltd.	1,555,000	3,341,944
Ginlong Technologies Co., Ltd. A Shares[b]	163,310	3,178,344
CIFI Ever Sunshine Services Group, Ltd.[d,e]	8,858,000	3,097,518
Beijing Capital International Airport Co., Ltd. H Shares[b]	4,076,000	3,001,926
Centre Testing International Group Co., Ltd. A Shares	865,974	2,583,324
OPT Machine Vision Tech Co., Ltd. A Shares	117,095	2,353,493
Zhejiang HangKe Technology, Inc. Co. A Shares	344,761	2,257,591
Tam Jai International Co., Ltd.	7,102,000	2,111,493
Centre Testing International Group Co., Ltd. A Shares	585,338	1,746,452

Total China/Hong Kong		119,457,226

INDIA: 18.0%
Bandhan Bank, Ltd.[b,c,d]	10,271,745	24,557,248
Shriram Finance, Ltd.	1,528,896	23,503,964
Phoenix Mills, Ltd.	714,127	11,331,154
Finolex Cables, Ltd.	1,118,078	11,085,001
HEG, Ltd.	177,008	1,989,171
Rainbow Children’s Medicare, Ltd.	184,518	1,644,957
Barbeque Nation Hospitality, Ltd.[b]	209,090	1,614,459
Lemon Tree Hotels, Ltd.[b,c,d]	1,391,820	1,312,836
Ashok Leyland, Ltd.	423,432	720,705

Total India		77,759,495

SOUTH KOREA: 12.4%
Ecopro BM Co., Ltd.	161,966	28,067,828
Hugel, Inc.[b]	139,340	13,777,750
Solus Advanced Materials Co., Ltd.	216,643	7,879,770
Eugene Technology Co., Ltd.	145,472	3,572,114

Total South Korea		53,297,462

TAIWAN: 9.6%
Andes Technology Corp.	590,000	10,127,549
M31 Technology Corp.	407,000	8,955,688
Yageo Corp.	350,124	6,103,404
Poya International Co., Ltd.	323,610	6,079,805
Wiwynn Corp.	99,000	3,673,042
Formosa Sumco Technology Corp.	655,000	3,597,410
ASPEED Technology, Inc.	34,000	2,967,403

Total Taiwan		41,504,301

	Shares	Value

VIETNAM: 5.5%
Military Commercial Joint Stock Bank[b]	10,703,722	$8,372,773
Mobile World Investment Corp.	4,206,714	6,933,722
FPT Corp.	1,721,238	5,812,251
Nam Long Investment Corp.	2,168,432	2,484,263

Total Vietnam		23,603,009

UNITED STATES: 4.3%
Legend Biotech Corp. ADR[b]	387,053	18,663,696

Total United States		18,663,696

BRAZIL: 4.2%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,942,200	10,383,523
YDUQS Participacoes SA	4,007,900	5,574,820
Vivara Participacoes SA	500,100	2,180,590

Total Brazil		18,138,933

CHILE: 3.8%
Parque Arauco SA	7,520,220	10,690,597
Lundin Mining Corp.	589,400	4,003,472
Banco de Credito e Inversiones SA	64,762	1,898,400

Total Chile		16,592,469

INDONESIA: 2.8%
PT Summarecon Agung Tbk	148,173,416	5,241,129
PT Mitra Adiperkasa Tbk[b]	47,495,800	4,790,150
PT Bank Tabungan Negara Persero Tbk	22,805,000	1,867,542

Total Indonesia		11,898,821

PHILIPPINES: 2.7%
Cebu Air, Inc.[b]	10,386,400	7,929,941
GT Capital Holdings, Inc.	368,280	3,501,923

Total Philippines		11,431,864

UNITED ARAB EMIRATES: 1.6%
Network International Holdings PLC[b,c,d]	2,327,969	7,030,124

Total United Arab Emirates		7,030,124

POLAND: 1.4%
InPost SAb	647,686	5,923,333

Total Poland		5,923,333

MEXICO: 1.4%
Banco del Bajio SAc,d	1,622,500	5,906,548

Total Mexico		5,906,548

THAILAND: 0.7%
Siam Wellness Group Public Co., Ltd. F Shares[b]	10,109,900	3,192,305

Total Thailand		3,192,305

TURKEY: 0.7%
Ford Otomotiv Sanayi AS	104,399	3,188,316

Total Turkey		3,188,316

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Matthews Emerging Markets Small Companies Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

BANGLADESH: 0.7%
BRAC Bank, Ltd.	8,836,192	$2,890,587

Total Bangladesh		2,890,587

RUSSIA: 0.0%
Moscow Exchange MICEX-RTS PJSC[b,e]	2,101,250	27,061
TCS Group Holding PLC GDR[b,d,e]	62,962	1,259
HeadHunter Group PLC ADR[b,e]	15,800	316

Total Russia		28,636

TOTAL COMMON EQUITIES		420,507,125

(Cost $401,935,467)

PREFERRED EQUITIES: 1.3%

BRAZIL: 1.3%
Banco Pan SA, Pfd.	5,452,500	5,486,440

Total Brazil		5,486,440

TOTAL PREFERRED EQUITIES		5,486,440

(Cost $8,481,395)

TOTAL INVESTMENTS: 98.8%		425,993,565
(Cost $410,416,862)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.2%		4,986,734

NET ASSETS: 100.0%		$430,980,299

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $59,759,724, which is 13.87% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $3,126,154 and 0.73% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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